Summary of significant accounting policies	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Summary of significant accounting policies
3.	Summary of significant accounting policies

Set out below are the principal accounting policies used to prepare these consolidated financial statements:

3.1	Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

3.2	Investments in associates and joint ventures

The Group’s investment in its associate and joint ventures are accounted for using the equity method. An associate is an entity in which the Group has significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement (i.e. unanimous consent of the parties) have rights to the net assets of the arrangement.

Under the equity method, the investment in the associate or joint venture is carried on the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate/joint venture. Goodwill relating to the associate/joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

3.	Summary of significant accounting policies (continued)
3.2	Investments in associates and joint ventures (continued)

The statement of comprehensive income reflects the Group’s share of the results of operations of the associate/joint venture. When there has been a change recognized directly in the equity of the investment, the Group recognizes its share of any changes and discloses this, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate/joint venture are eliminated to the extent of the interest in it.

The Group’s share of profit of an associate/joint venture is shown on the face of the statement of comprehensive income or in the notes. This is the profit attributable to equity holders of the associate/joint venture and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associate/joint venture.

The financial statements of the associates/joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on its investment in its associates/joint ventures. The Group determines at each reporting date whether there is any objective evidence that the investment in the associate/joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of an investment in associate/joint venture and its carrying value and recognizes any respective loss in the statement of comprehensive income.

Upon loss of significant influence over the associate/joint venture, the Group measures and recognizes any retaining investment at its fair value. Any difference between the carrying amount of the associate/joint venture upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

3.3	Foreign currency translation

The consolidated financial statements are presented in Russian rubles (RUB), which is the Company’s functional and the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. They are shown separately for each Group company but netted by major types of monetary assets and liabilities. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally the respective local currency – US Dollar (U.S.$), Euro (€), Kazakhstan tenge (KZT), Belarussian ruble (BYR), Moldovan leu (MDL). As of the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the Russian Ruble) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

3.	Summary of significant accounting policies (continued)
3.3	Foreign currency translation (continued)

The exchange rates of the Russian ruble to each respective currency as of December 31, 2021 and 2020 were as follows:

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2020	2021	2020	2021
US Dollar	72.1464	73.6541	73.8757	74.2926
Euro	82.4481	87.1877	90.6824	84.0695
Kazakhstan Tenge (100)	17.4138	17.2630	17.5481	16.9000
Belarussian Ruble	29.5855	29.0198	28.6018	29.1458
Moldovan Leu (10)	41.7510	41.6625	42.9635	41.8550

The currencies listed above are not a fully convertible outside the territories of countries of their operations. Related official exchange rates are determined daily by the Central Bank of the Russian Federation (further CBR). Market rates may differ from the official rates but the differences are, generally, within narrow parameters monitored by the respective Central Banks. The translation of assets and liabilities denominated in the currencies listed above into RUB for the purposes of these financial statements does not indicate that the Group could realize or settle, in RUB, the reported values of these assets and liabilities. Likewise, it does not indicate that the Group could return or distribute the reported RUB value of capital and retained earnings to its shareholders.

3.4	Property and equipment

3.4.1 Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

3.4.2 Depreciation and useful lives

Depreciation is calculated on property and equipment on a straight-line basis from the time the assets are available for use, over their estimated useful lives as follows:

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-6 years
Other equipment	2-11 years

Useful lives of leasehold improvements of leased office premises are determined at the lower between the useful live of the asset or the lease term. The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

3.5	Intangible assets

3.5.1 Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected generation of future benefits, generally 3-5 years. During the period of development, the asset is tested for impairment annually.

3.	Summary of significant accounting policies (continued)
3.5	Intangible assets (continued)

3.5.2 Software development costs

Development expenditure on an individual project is recognized as an intangible asset when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the asset and the ability to measure reliably the expenditure during development.

3.5.3 Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Below is the summary of useful lives of intangible assets:

Bank license	indefinite
Customer relationships and contract rights	4-15 years
Computer Software	2-9 years
Trademarks and other intangible assets	3-11 years

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. Indefinite-lived intangible assets include the acquired licenses for banking operations. It is considered indefinite-lived as the related license is expected to be renewed indefinitely.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of comprehensive income when the asset is derecognized.

3.6	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded analogues, if applicable, or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units (CGU), to which the individual assets are allocated.

3.	Summary of significant accounting policies (continued)
3.6	Impairment of non-financial assets (continued)

These budgets and forecast calculations generally cover a period of five years or longer, when management considers appropriate. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the last year.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets:

Goodwill

The Group performs its annual impairment test of goodwill as of December 31 and whenever certain events and circumstances indicate that its carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the cash-generating units, to which the goodwill relates as higher of its value in use and its fair value less costs to sell. Where the recoverable amount of the cash-generating units is less than their carrying amount an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful life

Intangible assets with indefinite useful life are tested for impairment annually as of December 31, either individually or at the cash generating unit level, as appropriate and whenever events and circumstances indicate that an asset may be impaired.

3.7	Financial assets

3.7.1 Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

3.	Summary of significant accounting policies (continued)
3.7	Financial assets (continued)

3.7.2 Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition
●	Financial assets at fair value through profit or loss

Financial assets at amortised cost

This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, And
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

The Group’s financial assets at amortised cost includes cash and cash equivalents, reserves at CBR, debt instruments, trade and other receivables and loans issued.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognised in the profit or loss section of statement of comprehensive income.

The Group’s financial assets at fair value through profit or loss includes several loans that did not pass SPPI test.

Financial assets at fair value through OCI

For debt securities at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss and computed in the same manner as for financial assets measured at amortised cost. The remaining fair value changes are recognised in OCI. Upon derecognition, the cumulative fair value change recognised in OCI is recycled to profit or loss.

The Group’s debt securities at fair value through OCI represent investments in quoted debt securities included under long-term and short-term debt securities and deposits.

3.	Summary of significant accounting policies (continued)
3.7	Financial assets (continued)
3.7.3	Impairment - credit loss allowance for ECL

The Group assesses and recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss.

The measurement of ECL reflects:

●	an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes;
●	the time value of money; and
●	all reasonable and supportable information that is available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future economic conditions.

Debt instruments measured at AC are presented in the consolidated statement of financial position net of the allowance for ECL.

For loan commitments (where those components can be separated from the loan), a separate provision for ECL is recognised as other financial liabilities as part of accounts payable in the consolidated statement of financial position. For debt instruments at FVOCI, an allowance for ECL is recognised in profit or loss and it affects fair value gains or losses recognised in OCI rather than the carrying amount of those instruments.

The Group applies a “three stage” model for impairment in accordance with IFRS 9, based on changes in credit quality since initial recognition:

1.	A financial instrument that is not credit-impaired on initial recognition is classified in Stage 1. Financial assets in Stage 1 have their ECL measured at an amount equal to the portion of lifetime ECL that results from default events possible within the next 12 months (12 month ECL).
2.	If the Group identifies a significant increase in credit risk (“SICR”) since initial recognition, the asset is transferred to Stage 2 and its ECL is measured based on ECL on a lifetime basis (lifetime ECL).
3.	If the Group determines that a financial asset is credit-impaired, the asset is transferred to Stage 3 and its ECL is measured as a lifetime ECL.

For financial assets that are credit-impaired on purchase or at origination, the ECL is always measured at a lifetime ECL. Note 30 provides information about inputs, assumptions and estimation techniques used in measuring ECL, including an explanation of how the Group incorporates forward-looking information in the ECL models.

3.7.4	Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

●	The rights to receive cash flows from the asset have expired
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

3.	Summary of significant accounting policies (continued)
3.7	Financial assets (continued)
3.7.4	Derecognition (continued)

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

3.8	Financial liabilities

3.8.1 Initial recognition and measurement

All financial liabilities are recognised initially at fair value, minus, in the case of financial liability not at fair value through profit or loss, transaction costs that aredirectly attributable to issue of financial liability.

The Group classifies all financial liabilities as subsequently measured at amortised cost (trade and other payables, debt, deposits, customer accounts and amounts due to banks), except for financial liabilities at fair value through profit or loss and financial guarantees.

3.8.2 Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. The Group has no such instruments.

Debt and deposits

This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or transaction costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the profit or loss section of statement of comprehensive income.

Financial guarantees

Subsequent to initial recognition, the Group’s liability under each guarantee is measured at the higher of the amount initially recognised less cumulative amortisation recognised in the income statement, and an ECL allowance. The premium received is recognised in the income statement in Commissions and other revenue on a straight line basis over the life of the guarantee.

Undrawn loan commitments

Undrawn loan commitments are commitments under which, over the duration of the commitment, the Group is required to provide a loan with pre-specified terms to the customer. Commitments to provide loans are initially recognised at their fair value, which is normally evidenced by the amount of fees received. At the end of each reporting period, the commitments are measured at the amount of the loss allowance determined based on the expected credit loss model. For loan commitments (where those components can be separated from the loan), a separate provision for ECL is recognised as a liability in the consolidated statement of financial position.

3.	Summary of significant accounting policies (continued)
3.8	Financial liabilities (continued)

3.8.3 Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

In accordance with terms and conditions of use of e-wallet accounts and system rules, the Group charges a fee on its consumers on the balance of unused accounts after certain period of inactivity and unclaimed payments. Such fees are recorded as revenues in the period a fee is charged.

3.8.4 Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if:

●	There is a currently enforceable legal right to offset the recognized amounts; and
●	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

●	Must not be contingent on a future event; and

Must be legally enforceable in all of the following circumstances:

(i)	the normal course of business;
(ii)	the event of default; and
(iii)	the event of insolvency or bankruptcy of the entity and all of the counterparties
3.9	Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less and are included as a component of cash and cash equivalents for the purpose of the statement of financial position and statement of cash flows.

3.10	Employee benefits

3.10.1 Personnel expenses

Wages and salaries paid to employees are recognized as expenses in the current year. The Group also accrues expenses for future vacation payments and short-term or long-term employee bonuses.

3.10.2 Social contributions and defined contributions to pension fund

Under provisions of the Russian legislation, social contributions include defined contributions to pension and other social funds of Russia and are calculated by the Group by the application of a regressive rate (from 30% to 15% in 2021, 2020 and 2019) to the annual gross remuneration of each employee. For the year ended December 31, 2021 defined contributions to pension funds of Russia of the Group amounted to 679 (2020 – 861; 2019 – 875).

3.	Summary of significant accounting policies (continued)
3.11	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

Performance guarantees

Performance guarantees are contracts that provide compensation if another party fails to perform a contractual obligation. Performance guarantees are initially recognized at their fair value, which is usually equal to the amount of fees received. This amount is amortised on a straight line basis over the life of the contract. Performance guarantees do not transfer credit risk. The risk under performance guarantee contracts is the possibility that the failure to perform the contractual obligation by another party occurs.

3.12	Special contribution for defence of the Republic of Cyprus

Dividend Distribution

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defence fund of the Republic of Cyprus is levied at the 17% rate for 2019, 2020, 2021 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax resident of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defence is payable by the Company for the account of the shareholders.

The Company’s ultimate shareholder as of December 31, 2021 is non-Cypriot tax resident and as such the Cypriot deemed dividend distribution rules are not applicable.

Dividend income

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6.25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met).

The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in other than investing activities.

3.13	Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

3.	Summary of significant accounting policies (continued)
3.13	Income taxes (continued)

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

3.14	Revenue from contracts with customers and transaction cost recognition

Revenue from contracts with customers is recognized when control of the services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before transferring them to the customer. Revenues and related cost of revenue from services are recognized in the period when services are rendered, regardless of when payment is made.

All performance obligations are either satisfied at a point of time or over time. In the former case they represent a separate instantaneous service, in the latter – a series of distinct services that are substantially the same and that have the same pattern of transfer to the customers. Such performance obligations are invoiced at least monthly. Progress of performance obligations satisfied over time is measured by the output method. The Group recognizes the majority of its revenue at a point of time.

Contract price is allocated separately to each performance obligation. There are generally no variable amounts affecting consideration at the moment such consideration is recognized as revenue. In the rare cases when the variability exists, the Group makes estimate of the amount to be recognized basing on appropriate budgets and models. Consideration from customers does not have any non-cash component. Consideration payable to a customer is accounted for as a reduction of the transaction price and, therefore, a reduction of revenue. Consideration from customers is normally received within a few months and never in more than a year. Consequently, the Group believes it contains no significant financing component.

Within some components of its business, the Group pays remuneration to its employees and third parties for attracting customers. The costs which are incremental to acquisition of new customers are further analysed for recoverability. If this expenditure is expected to be reimbursed by future income, it is capitalized as costs to obtain a contract and amortized during the contract term.

Payment processing fee revenues and related transaction costs

Payment processing fee revenues include the following types:

●	fees for processing of consumer payment (consumer fee and merchant fee),
●	conversion fees.

3.	Summary of significant accounting policies (continued)
3.14	Revenue from contracts with customers and transaction cost recognition (continued)

The Group earns a fee for processing payments initiated by the individuals (“consumers”) to pay to merchants and service providers (“merchants”) or transfer money to other individuals. Payment processing fees are earned from consumers or merchants, or both. Consumers can make payments to various merchants through kiosks or a network of agents and bank-participants of payment system or through the Group’s website or applications using a unique user login and password (e-payments). When a consumer payment is processed, the Group may incur transaction costs to acquire payments payable to agents, bank-participants, mobile operators, international payment systems and other parties. The payment processing fee revenue and related receivable, as well as the transaction cost and the related payable, are recognized at the point when merchants or individuals accept payments from consumers in the gross amount, including fees payable for payment acquisition. Payment processing fees and transaction costs are reported gross. Any fees from agents and other service providers are recorded as reduction of transactions costs unless the fee relates to distinct service rendered by the Group.

The Group generates revenue from the foreign currency conversion when payments are made in currencies different from the country of the consumer, mainly Russia. The Group recognizes the related revenues at the time of conversion in the amount of conversion commission representing the difference between the current Russian or relevant country Central Bank foreign currency exchange rate and the foreign currency exchange rate charged by the Group’s processing system.

Cash and settlement service fees

The Group charges a fee for managing current bank accounts and deposits of individuals and legal entities, including guarantee deposits from agents placed with the bank to cover consumer payments they accept. Related revenue is recorded as services are rendered or as transactions are processed.

Other revenues

Other revenues include revenues from commissions charged for platform and marketing services, commissions for issuing guaranties and some other minor activities.

3.15.	Recognition of interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR method. The EIR (and therefore, the amortised cost of the asset) is calculated by taking into account any discount or premium on acquisition, fees and transaction costs that are an integral part of the EIR of the financial instrument.

The Group calculates interest income by applying the EIR to the gross carrying amount of financial assets other than credit-impaired assets. When a financial asset becomes credit-impaired and is, therefore, regarded as ‘Stage 3’, the Group calculates interest income by applying the effective interest rate to the net amortised cost of the financial asset. If the financial assets restore and is no longer credit-impaired, the Group reverts to calculating interest income on a gross basis.

Interest income from bank loans and short-term and long-term investments performed as part of the Group’s treasury function is classified as part of revenues, Interest income derived from loans issued to various third and related parties as part of other arrangements is classified as interest income. All interest received from loans and investments is shown as cash inflows from operating activity in the consolidated statement of cash flows.

Interest expense from bank borrowings intended to attract funds for reinvestment is classified as part of cost of revenue. Interest expense derived from borrowings attracted from various third parties as part of other arrangements is classified as interest expense not as part of cost of revenue. All interest paid on borrowings is shown as cash outflows from operating activity in the consolidated statement of cash flows.

3.	Summary of significant accounting policies (continued)
3.16	Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled payments) or for cash (cash-settled payments).

Equity-settled share-based payments

The expense of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the vesting period and is measured at the fair value of the award determined at the grant date, which is amortized over the service (vesting) period. The fair value of the equity award is estimated only once at the grant date and is trued up to the estimated number of instruments that are expected to vest.

Cash-settled share-based payments

The expense is recognized gradually over the vesting period and is measured at the fair value of the liability at each end of the reporting period. The liability is measured, initially and at the end of each reporting period until settled, at fair value, taking into account the vesting terms and conditions on which the instruments were granted and the extent to which the employees have rendered service to date.

3.17	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Group as a lesee, applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Lease liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term or a change in the lease payments.

Right-of-use assets

Right-of-use assets are recognized at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the expected lease term which comprises up to 10 years.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of office premises (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

3.	Summary of significant accounting policies (continued)
3.18	Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

In the statement of comprehensive income, income and expenses from discontinued operations are reported separately from income and expenses from continuing operations, down to the level of profit after taxes, even when the Group retains a non-controlling interest in the subsidiary after the sale. The resulting profit or loss (after taxes) is reported separately in the statement of comprehensive income.

Property and equipment and intangible assets once classified as held for sale are not depreciated or amortized.